Subsequent Events (Details) - Subsequent Event - Merger Agreement - Star Peak Corp II - Benson Hill, Inc $ in Thousands	May 08, 2021 USD ($)
Subsequent Event [Line Items]
Purchase an aggregate of common stock	$ 225,000
Estimated prepayment penalty	$ 3,700